Equity - Additional Information (Detail) - TRY (₺) ₺ / shares in Units, ₺ in Thousands		12 Months Ended
	Sep. 24, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Share capital authorized		2,200,000,000	2,200,000,000
Share capital, issued and fully paid shares		2,200,000,000	2,200,000,000
Share capital, par value		₺ 1
Number of shares pledged as security		995,509	995,509
First level legal reserves as percentage of distributable income per statutory accounts each year		5.00%
Ceiling on the first legal reserves as percentage of paid-up capital		20.00%
Second legal reserves		10.00%
Minimum obligatory dividend pay-out as percentage of paid-up capital		5.00%
Ceiling on the second legal reserves as percentage of paid-up capital		50.00%
Repurchase of treasury shares		816,290
Purchase of treasury shares		₺ 9,994	₺ 9,998	₺ 94,620
Dividends paid	₺ 811,622	811,622	1,010,000	₺ 1,900,000
Dividends per share	₺ 0.36892
Inteltek [member]
Disclosure of classes of share capital [line items]
Dividends paid			₺ 277,837
Inteltek [member] | Retained earnings [member]
Disclosure of classes of share capital [line items]
Dividends paid		38,029
Inteltek [member] | Legal reserve [member]
Disclosure of classes of share capital [line items]
Dividends paid		₺ 34,985
Minimum
Disclosure of classes of share capital [line items]
Weighted average share price		₺ 12.09
Maximum
Disclosure of classes of share capital [line items]
Weighted average share price		₺ 12.35